Capital Stock (Detail Textuals 5) - Exercise of stock option - Crown Capital Fund IV LP term loan - Apicore	12 Months Ended
Dec. 31, 2017 CAD ($) Share
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants exercised after reporting period | Share	0
Exercise price of warrants exercise after reporting period	$ 0
Exercise price per common share of warrants exercised after reporting date	$ 0